Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
9. Fair Value of Financial Instruments
We estimate the fair value of our financial instruments using available market information and valuation methodologies we believe to be appropriate. As of June 30, 2021 and December 31, 2020, the fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued expenses approximate their carrying values due to the short-term nature of these instruments. Additionally, the fair values of short-term and long-term debt instruments approximate their carrying values.
Fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. Fair value measurements are categorized into one of three levels of the fair value hierarchy based on the lowest level of significant input used. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Considerable judgment and a high degree of subjectivity are involved in developing these estimates. These estimates may differ from the actual amounts that we could realize upon settlement.
The fair value hierarchy is as follows:
Level 1–Quoted (unadjusted) prices in active markets for identical assets or liabilities.
Level 2–Other observable inputs, either directly or indirectly, other than quoted prices included in Level 1, including:

•	Quoted prices for similar assets/liabilities in active markets;

•	Quoted prices for identical or similar assets/liabilities in non-active markets (e.g., few transactions, limited information, non-current prices, high variability over time);

•	Inputs other than quoted prices that are observable for the asset/liability (e.g., interest rates, yield curves, volatilities, default rates); and

•	Inputs that are derived principally from or corroborated by other observable market data.
Level 3–Unobservable inputs that cannot be corroborated by observable market data.

The following tables present information about our financial assets and liabilities measured at fair value on are recurring basis:

	June 30, 2021
(In thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	$—	$—	$61,823	$61,823
Warrant liability	$—	$772	$—	$772

	$—	$772	$61,823	$62,595

Derivative Liability
In accounting for the 2026 Notes (see Note 8,
Debt
, for further information), we bifurcated and accounted for the conversion option as a derivative measured at fair value on the issuance date in accordance with ASC 815,
Derivatives and Hedging
. At June 30, 2021, the fair value of the derivative was $61.8 million, of which $38.6 million was included in derivative liability, current, and $23.2 million was included in derivative liability, noncurrent in the condensed consolidated balance sheet.
The fair value of the derivative liability is considered a Level 3 valuation and is determined using a Binomial Lattice Option Pricing Model. The significant assumptions used in the model were:

June 30, 2021
Stock price	$9.93
Volatility	68.0%
Risk free rate	0.75%
Exercise price	$10.65
Expected life (in years)	5.02
Conversion periods	2-5 years
Future share price	$0.01-$151.53
Private Placement Warrants and PIPE Warrants
We have classified the Private Placement Warrants and PIPE Warrants (see Note 10,
Capital Structure)
as liabilities at fair value, due to their redemption characteristics, with subsequent changes in their fair values to be recognized in the consolidated financial statements at each reporting date. At June 30, 2021, the fair value of the Private Placement Warrants and the PIPE Warrants was determined to be $0.89 per warrant, totaling $0.5 million and $0.3 million respectively, and are included in warrant liabilities in the condensed consolidated balance sheet. During the three and six months ended June 30, 2021, we recorded a $0.1 million loss due to the fair value changes in the Private Placement Warrants, and during the three and six months ended June 30, 2021, we recorded a $1.2 million gain due to the fair value changes in the PIPE Warrants, and is included in gain (loss) in fair value of warrant liabilities in the condensed consolidated statement of operations.
The fair value of the Private Placement Warrants and PIPE Warrants is considered a Level 1 valuation as we have derived their value by using quoted market prices. The transfer of the Private Placement Warrants and PIPE Warrants to anyone other than the purchasers or their permitted transferees, would result in these Private Placement Warrants and PIPE Warrants having substantially the same terms as the Public Warrants, which are traded in active markets.
There were no transfers between fair value levels during the three and six months ended June 30, 2021.

9.	Fair Value of Financial Instruments
We estimate the
 fair value of our financial instruments using available market information and valuation methodologies we believe to be appropriate. As of December
31
,
2020
, the fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses approximate their carrying values due to the short-term nature of these instruments. As no
events have occurred since the issuance of the debt that would materially impact its fair value, the fair value of the debt is determined to be equal to the carrying cost as of December
31
,
2020
.
Fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. Fair value measurements are categorized into one of three levels of the fair value hierarchy based on the lowest level of significant input used. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Considerable judgment and a high degree of subjectivity are involved in developing these estimates. These estimates may differ from the actual amounts that we could realize upon settlement.
The fair value hierarchy is as follows:

Level 1-	Quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2 -	Other observable inputs, either directly or indirectly, other than quoted prices included in Level 1, including:

•	Quoted prices for similar assets/liabilities in active markets;

•	Quoted prices for identical or similar assets/liabilities in non-active markets (e.g., few transactions, limited information, non-current prices, high variability over time);

•	Inputs other than quoted prices that are observable for the asset/liability (e.g., interest rates, yield curves, volatilities, default rates); and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 -	Unobservable inputs that cannot be corroborated by observable market data.